Condensed Financial Information of New Borun (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 New Borun USD ($)	Dec. 31, 2013 New Borun CNY	Dec. 31, 2012 New Borun USD ($)	Dec. 31, 2012 New Borun CNY	Dec. 31, 2011 New Borun CNY	Dec. 31, 2010 New Borun CNY
Condensed Financial Information of New Borun
Amount of restricted paid-in-capital, capital surplus and statutory reserves	$ 183,986,317	1,121,746,176		1,069,700,875
Current assets
Cash	85,497,679	521,270,799	100,164,452	610,692,645	223,875,750	340,984,614	21	128	901	5,494	5,494	2,730,413
Amounts due from subsidiaries							40,107,622	244,532,160		244,532,160
Total current assets	267,438,012	1,630,542,814		1,235,502,613			40,107,643	244,532,288		244,537,654
Investments in subsidiaries							221,729,564	1,351,862,978		1,273,050,179
Total assets	481,155,371	2,933,556,176		2,442,992,664	1,972,753,262		261,837,207	1,596,395,266		1,517,587,833
Current liabilities
Accrued expenses and other payables	17,480,045	106,574,084		63,942,736			764	4,664		4,808
Total liabilities	219,318,928	1,337,165,574		925,409,639			764	4,664		4,808
Total shareholders' equity	261,836,443	1,596,390,602		1,517,583,025	1,329,431,671	1,016,527,927	261,836,443	1,596,390,602		1,517,583,025
Total liabilities and shareholders' equity	$ 481,155,371	2,933,556,176		2,442,992,664			$ 261,837,207	1,596,395,266		1,517,587,833